Financial assets and other receivables - Securitization of trade receivables (Details) € in Thousands, $ in Thousands				3 Months Ended	8 Months Ended	12 Months Ended
	Oct. 02, 2020 USD ($)	Feb. 06, 2020 USD ($)	Dec. 10, 2019 USD ($)	Dec. 31, 2020 USD ($)	Sep. 04, 2019 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)		Dec. 09, 2019 USD ($)
Securitization of trade receivables
Borrowings				$ 107,607			$ 107,607	$ 158,999
Restricted cash and cash equivalents				28,843			28,843	28,323
Repaid							235,296	329,501	[1]	$ 106,514	[1]
Trade receivables securitization expense (Note 10)	$ 7,591						15,044	9,192		11,708
Interest earned on SPE loans								1,130
Fixed-rate servicing fees								1,531
Additional servicing fees earned								4,790
SPE held trade receivables				203,930			203,930	237,022
Ferrous Receivables DAC
Securitization of trade receivables
Cash				0			0	38,778
Cash held by SPE								3,448
SPE held trade receivables	53,100							90,100		0
Securitizations
Securitization of trade receivables
Upfront cash consideration		$ 2,808
Senior loan commitments		$ 150,000
Repaid						€ 95,695	107,657
Trade receivables sold under securitization program					$ 1,127,000
Loss on transferral of trade receivables								12,210
ING | Securitizations | Ferrous Receivables DAC
Securitization of trade receivables
Upfront cash consideration										227,360
Senior loan commitments												$ 75,000
New senior loans | Securitizations | Ferrous Receivables DAC
Securitization of trade receivables
Senior loan commitments			$ 150,000
Borrowings								104,130
Term of the securitization program			2 years
Factoring of receivables
Securitization of trade receivables
Upfront cash consideration	48,800			169,105
Borrowings				74,844			74,844
Restricted cash release	$ 18,000
Repaid				95,800
Maximum | ING | Securitizations | Ferrous Receivables DAC
Securitization of trade receivables
Upfront cash consideration										$ 303,000
ABL
Securitization of trade receivables
Restricted cash and cash equivalents				22,500			22,500	22,500
Escrow: Hydro sale
Securitization of trade receivables
Restricted cash and cash equivalents				$ 6,136			$ 6,136	$ 5,617

[1]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.